Annual Total Returns - FidelityEnhancedIndexFunds-ComboPRO - FidelityEnhancedIndexFunds-ComboPRO - Fidelity International Enhanced Index Fund - Fidelity International Enhanced Index Fund	Oct. 29, 2022
Bar Chart Table:
Annual Return 2012	18.91%
Annual Return 2013	23.01%
Annual Return 2014	(3.71%)
Annual Return 2015	1.49%
Annual Return 2016	1.89%
Annual Return 2017	27.59%
Annual Return 2018	(14.72%)
Annual Return 2019	18.27%
Annual Return 2020	7.66%
Annual Return 2021	11.47%